Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
October 31, 2024
BCF-NPRT1-1224
1.809076.121
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	187,600	36,078,144
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	1,596,300	17,080,409
CANADA - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	181,591	18,896,628
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	2,039,538	65,667,748
TOTAL CONSUMER DISCRETIONARY		84,564,376

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	773,560	40,423,906
Secure Energy Services Inc	1,767,155	19,685,118
		60,109,024
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc Subordinate Voting Shares (United States) (b)	796,600	54,487,440
IT Services - 0.2%
Shopify Inc Class A (b)	1,397,147	109,295,257
TOTAL INFORMATION TECHNOLOGY		163,782,697

TOTAL CANADA		308,456,097
CHINA - 1.8%
Consumer Discretionary - 0.5%
Automobiles - 0.0%
BYD Co Ltd H Shares	583,000	21,057,155
Broadline Retail - 0.4%
Alibaba Group Holding Ltd ADR	256,500	25,131,870
JD.com Inc ADR	1,192,300	48,431,226
PDD Holdings Inc Class A ADR (b)	1,325,693	159,865,319
		233,428,415
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc ADR	497,600	31,149,760
TAL Education Group Class A ADR (b)	3,197,900	35,560,648
		66,710,408
TOTAL CONSUMER DISCRETIONARY		321,195,978

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	3,214,400	5,850,208
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	15	1
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
NXP Semiconductors NV	3,797,755	890,573,548
TOTAL CHINA		1,217,619,735
DENMARK - 0.4%
Health Care - 0.4%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	416,108	51,106,384
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	1,767,104	197,827,293
TOTAL DENMARK		248,933,677
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (e)	4,118,024	73,506,728
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	21,285	48,018,822
LVMH Moet Hennessy Louis Vuitton SE	79,240	52,751,696

TOTAL FRANCE		100,770,518
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	187,000	44,784,870
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	277,300	64,788,372
TOTAL GERMANY		109,573,242
INDIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	7,877,591	31,784,706
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	336,400	6,438,688
Vodafone Idea Ltd (b)	469,252,105	45,119,247
		51,557,935
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Hyundai Motor India Ltd (f)	287,000	6,164,508
Hyundai Motor India Ltd (f)	287,000	6,164,508
Hyundai Motor India Ltd	229,294	4,925,033
Mahindra & Mahindra Ltd	416,700	13,455,905
		30,709,954
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(c)(d)	10,719,190	31,008,318
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)	143,700	14,584,113
Zomato Ltd (b)	11,251,868	32,280,824
		46,864,937
TOTAL CONSUMER DISCRETIONARY		108,583,209

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	1,555,012	33,124,802
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	6,517,493	103,051,683
Reliance Industries Ltd (b)	6,517,493	102,314,727
Reliance Industries Ltd GDR (g)	218,103	13,653,248
		219,019,658
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd	1,172,172	24,093,015
ICICI Bank Ltd ADR	340,800	10,363,728
		34,456,743
Financial Services - 0.0%
Aditya Birla Capital Ltd (b)	3,606,100	8,694,875
Jio Financial Services Ltd (b)	6,689,593	25,585,809
		34,280,684
TOTAL FINANCIALS		68,737,427

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	115,500	5,812,026
Construction & Engineering - 0.0%
Larsen & Toubro Ltd	479,700	20,605,787
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	1,932,200	7,199,577
TOTAL INDUSTRIALS		33,617,390

Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	9,912	3,689,544
Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	575,900	18,443,079
Metals & Mining - 0.1%
Hindalco Industries Ltd	824,500	6,690,150
Welspun Corp Ltd	3,147,500	27,096,524
		33,786,674
TOTAL MATERIALS		52,229,753

TOTAL INDIA		602,344,424
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (d)	1,244,183	32,361,200
ISRAEL - 0.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd (g)	360,543	13,841,246
Oddity Tech Ltd Class A (b)	335,280	12,871,399
		26,712,645
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	204,327	9,268,273
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	4,426,780	81,629,823
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	130,829	375,479
TOTAL ISRAEL		117,986,220
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	349,600	6,106,427
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	676,983	9,556,936
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	979,760	20,418,199
TOTAL JAPAN		36,081,562
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	161,600	7,433,600
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(g)(h)	1,338,042	28,075,731
TOTAL LUXEMBOURG		35,509,331
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	173,331	116,573,764
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	119,926	17,461,285
On Holding AG Class A (b)	2,259,183	107,130,458
		124,591,743
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (b)	194,862	18,234,958
TOTAL SWITZERLAND		142,826,701
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,139,932	598,282,643
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	208,486	48,529,286
Flutter Entertainment PLC (United Kingdom) (b)	230,581	53,934,333
		102,463,619
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	856,502	35,123,192
TOTAL UNITED KINGDOM		137,586,811
UNITED STATES - 92.7%
Communication Services - 15.4%
Entertainment - 2.6%
Netflix Inc (b)	1,984,424	1,500,284,077
ROBLOX Corp Class A (b)	1,140,400	58,981,488
Roku Inc Class A (b)	1,459,100	93,499,128
Spotify Technology SA (b)	169,950	65,447,745
Take-Two Interactive Software Inc (b)	107,585	17,398,646
Walt Disney Co/The	490,500	47,186,100
		1,782,797,184
Interactive Media & Services - 12.7%
Alphabet Inc Class A	23,653,421	4,047,336,868
Epic Games Inc (b)(c)(d)	6,131	3,678,600
Meta Platforms Inc Class A	5,926,728	3,363,892,279
Reddit Inc Class A	660,882	78,843,223
Reddit Inc Class B (b)	566,705	67,607,906
Snap Inc Class A (b)	84,717,315	1,030,162,550
		8,591,521,426
Media - 0.0%
Trade Desk Inc (The) Class A (b)	237,088	28,500,348
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	231,096	51,571,383
TOTAL COMMUNICATION SERVICES		10,454,390,341

Consumer Discretionary - 18.0%
Automobiles - 1.1%
Neutron Holdings Inc (b)(c)(d)	7,152,433	310,416
Rad Power Bikes Inc (b)(c)(d)	928,091	232,023
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	980,651	598,197
Rivian Automotive Inc Class A (b)(e)	9,210,153	93,022,545
Tesla Inc (b)	2,670,157	667,138,726
		761,301,907
Broadline Retail - 8.2%
Amazon.com Inc (b)	29,865,016	5,566,838,983
Ollie's Bargain Outlet Holdings Inc (b)	385,764	35,424,708
		5,602,263,691
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	121,962	35,731,207
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (b)	1,607,921	216,731,672
Booking Holdings Inc	6,900	32,266,125
Brinker International Inc (b)	698,100	71,701,851
Carnival Corp (b)	1,227,900	27,013,800
Cava Group Inc (b)	195,789	26,149,579
Chipotle Mexican Grill Inc (b)	5,329,843	297,245,344
DoorDash Inc Class A (b)	147,100	23,050,570
DraftKings Inc Class A (b)	3,422,868	120,895,698
McDonald's Corp	257,801	75,306,250
Penn Entertainment Inc (b)(e)	3,209,644	63,390,469
Planet Fitness Inc Class A (b)	486,400	38,192,128
Royal Caribbean Cruises Ltd	151,210	31,202,184
Sonder Holdings Inc Stage 1 rights (b)(d)	16,222	0
Sonder Holdings Inc Stage 2 rights (b)(d)	16,221	0
Sonder Holdings Inc Stage 3 rights (b)(d)	16,222	0
Sonder Holdings Inc Stage 4 rights (b)(d)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(d)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(d)	16,221	1
Starbucks Corp (e)	3,260,835	318,583,580
Sweetgreen Inc Class A (b)(e)	3,557,293	128,418,277
Texas Roadhouse Inc	96,000	18,347,519
Viking Holdings Ltd	641,811	25,191,082
Wingstop Inc (e)	41,588	11,964,451
		1,525,650,580
Household Durables - 0.6%
DR Horton Inc	394,987	66,752,803
PulteGroup Inc	475,309	61,566,775
SharkNinja Inc	2,867,325	264,396,038
Toll Brothers Inc	147,900	21,658,476
		414,374,092
Specialty Retail - 4.1%
Abercrombie & Fitch Co Class A (b)	1,771,471	233,462,163
American Eagle Outfitters Inc	5,139,567	100,684,118
Bath & Body Works Inc	527,600	14,973,288
Carvana Co Class A (b)	2,373,014	586,870,092
Chewy Inc Class A (b)	759,400	20,481,018
Dick's Sporting Goods Inc	502,443	98,353,217
Fanatics Inc Class A (b)(c)(d)	1,938,909	142,916,982
Five Below Inc (b)	694,456	65,827,484
Floor & Decor Holdings Inc Class A (b)	72,000	7,419,600
Foot Locker Inc	46,926	1,088,214
Home Depot Inc/The	165,368	65,113,650
Lowe's Cos Inc	2,334,275	611,183,223
RH (b)(e)(i)	1,029,062	327,293,169
TJX Cos Inc/The	2,723,030	307,784,081
Victoria's Secret & Co (b)(e)	1,600,300	48,425,078
Warby Parker Inc Class A (b)(e)	3,623,235	61,341,369
Wayfair Inc Class A (b)	1,391,054	59,578,843
Williams-Sonoma Inc	201,520	27,029,878
		2,779,825,467
Textiles, Apparel & Luxury Goods - 1.7%
Crocs Inc (b)	541,652	58,400,919
Deckers Outdoor Corp (b)	3,103,006	499,242,635
Lululemon Athletica Inc (b)	950,557	283,170,930
NIKE Inc Class B	1,817,336	140,171,126
Ralph Lauren Corp Class A	107,600	21,297,268
Tory Burch LLC Class A (b)(c)(d)	293,611	11,430,276
Under Armour Inc Class A (b)(e)	12,289,700	105,076,935
VF Corp (e)	1,871,800	38,764,978
		1,157,555,067
TOTAL CONSUMER DISCRETIONARY		12,276,702,011

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings Inc (b)	161,100	13,650,003
Costco Wholesale Corp	40,188	35,131,546
Target Corp	294,800	44,231,792
Walmart Inc	3,003,385	246,127,401
		339,140,742
Food Products - 0.0%
Bowery Farming Inc (b)(d)	306,790	3
Bowery Farming Inc warrants (b)(c)(d)	145,528	1
Real Good Food Co Inc/The Class A (b)(e)	195,444	64,516
Real Good Food Co LLC /The Class B (b)(d)	1,262,073	13
Real Good Food Co LLC /The Class B unit (b)(g)	1,262,073	416,610
		481,143
Personal Care Products - 0.0%
Kenvue Inc	1,233,659	28,287,801
Tobacco - 0.2%
JUUL Labs Inc Class A (b)(c)(d)	29,210,272	29,502,375
JUUL Labs Inc Class B (b)(c)(d)	6,625	6,691
Philip Morris International Inc	573,803	76,143,658
		105,652,724
TOTAL CONSUMER STAPLES		473,562,410

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy Inc	531,847	94,014,594
EOG Resources Inc	475,744	58,021,738
		152,036,332
Financials - 3.7%
Banks - 0.3%
Citigroup Inc	1,654,448	106,165,928
M&T Bank Corp	137,700	26,807,436
US Bancorp	487,400	23,546,294
Wells Fargo & Co	365,900	23,754,228
		180,273,886
Capital Markets - 1.2%
Ares Management Corp Class A	82,400	13,816,832
Bank of New York Mellon Corp/The	181,700	13,692,912
Blue Owl Capital Inc Class A	3,808,464	85,157,255
Coinbase Global Inc Class A (b)	1,220,364	218,750,247
Goldman Sachs Group Inc/The	291,592	150,983,422
Interactive Brokers Group Inc Class A	56,800	8,666,544
Jefferies Financial Group Inc	484,454	30,995,367
KKR & Co Inc Class A	543,536	75,138,417
Moody's Corp	166,984	75,817,415
Morgan Stanley	767,104	89,175,840
Nasdaq Inc	90,900	6,719,328
Robinhood Markets Inc Class A (b)	700,957	16,465,480
		785,379,059
Consumer Finance - 0.3%
American Express Co	834,556	225,396,884
Financial Services - 1.7%
Affirm Holdings Inc Class A (b)(e)	607,800	26,652,030
Apollo Global Management Inc	494,618	70,858,975
Berkshire Hathaway Inc Class B (b)	52,063	23,476,248
Block Inc Class A (b)	2,086,446	150,891,775
Fiserv Inc (b)	101,200	20,027,480
Mastercard Inc Class A	1,344,304	671,600,835
PayPal Holdings Inc (b)	201,600	15,986,880
Rocket Cos Inc Class A (b)	44,955	723,775
Toast Inc Class A (b)	1,631,392	48,990,702
Visa Inc Class A	510,087	147,848,717
		1,177,057,417
Insurance - 0.2%
Progressive Corp/The	599,185	145,500,094
The Travelers Companies, Inc.	26,500	6,517,410
		152,017,504
TOTAL FINANCIALS		2,520,124,750

Health Care - 7.0%
Biotechnology - 1.1%
Alnylam Pharmaceuticals Inc (b)	224,952	59,969,954
Apogee Therapeutics Inc (b)	275,454	14,334,626
Arcellx Inc (b)	87,186	7,347,164
Avidity Biosciences Inc (b)	218,066	9,215,469
Cibus Inc Class A (b)	153,600	612,863
Exact Sciences Corp (b)	478,100	32,955,433
Gilead Sciences Inc	491,200	43,628,384
Janux Therapeutics Inc (b)	124,142	6,702,427
Legend Biotech Corp ADR (b)	486,476	21,901,150
Madrigal Pharmaceuticals Inc (b)	32,500	8,428,550
Moderna Inc (b)	594,391	32,311,095
MoonLake Immunotherapeutics Class A (b)	392,858	18,236,468
Natera Inc (b)	220,700	26,695,872
Nurix Therapeutics Inc (b)	81,200	1,995,896
Regeneron Pharmaceuticals Inc (b)	511,693	428,901,073
Scholar Rock Holding Corp (b)	412,100	11,720,124
Summit Therapeutics Inc (b)	176,300	3,277,417
Viking Therapeutics Inc (b)	601,437	43,628,240
		771,862,205
Health Care Equipment & Supplies - 1.4%
Blink Health LLC Class A1 (b)(c)(d)	63,681	2,530,683
Boston Scientific Corp (b)	5,987,460	503,066,390
Glaukos Corp (b)	187,252	24,764,077
Insulet Corp (b)	237,500	54,988,375
Intuitive Surgical Inc (b)	438,391	220,878,921
Masimo Corp (b)	140,725	20,265,807
Stryker Corp	317,705	113,191,937
		939,686,190
Health Care Providers & Services - 1.0%
Tenet Healthcare Corp (b)	545,758	84,603,405
UnitedHealth Group Inc	1,051,592	593,623,684
		678,227,089
Health Care Technology - 0.0%
Multiplan Corp warrants (b)(c)	138,859	1
Life Sciences Tools & Services - 0.3%
Danaher Corp	608,313	149,438,172
Revvity Inc (e)	25,800	3,059,621
Thermo Fisher Scientific Inc	86,668	47,348,462
Veterinary Emergency Group (b)(d)	524,494	33,992,456
		233,838,711
Pharmaceuticals - 3.2%
Eli Lilly & Co	2,135,850	1,772,200,180
Merck & Co Inc	1,053,014	107,744,392
Structure Therapeutics Inc ADR (b)	112,649	4,635,506
Zoetis Inc Class A	1,343,115	240,122,101
		2,124,702,179
TOTAL HEALTH CARE		4,748,316,375

Industrials - 4.3%
Aerospace & Defense - 1.6%
ABL Space Systems Co warrants 12/14/2030 (b)(c)(d)	30,937	0
Axon Enterprise Inc (b)	95,700	40,528,950
Boeing Co (b)	2,084,005	311,162,787
GE Aerospace	883,926	151,840,808
Howmet Aerospace Inc	1,115,615	111,249,128
Space Exploration Technologies Corp (b)(c)(d)	3,005,205	351,368,569
Space Exploration Technologies Corp Class C (b)(c)(d)	73,749	8,622,733
Spirit AeroSystems Holdings Inc Class A (b)	835,503	27,045,232
Standardaero Inc (e)	336,400	9,705,140
TransDigm Group Inc	26,031	33,900,171
		1,045,423,518
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	345,400	35,590,016
Building Products - 0.2%
AZEK Co Inc/The Class A (b)	429,542	18,899,848
Builders FirstSource Inc (b)	255,820	43,847,548
Fortune Brands Innovations Inc	417,600	34,798,608
Lennox International Inc	16,000	9,641,120
Trane Technologies PLC	64,499	23,874,950
		131,062,074
Commercial Services & Supplies - 0.0%
ACV Auctions Inc Class A (b)	920,319	15,912,316
Construction & Engineering - 0.1%
EMCOR Group Inc	62,575	27,912,830
Fluor Corp (b)	441,971	23,106,244
		51,019,074
Electrical Equipment - 0.3%
Acuity Brands Inc	98,877	29,731,325
Eaton Corp PLC	217,657	72,170,708
GE Vernova Inc	295,468	89,130,877
Vertiv Holdings Co Class A	233,100	25,475,499
		216,508,409
Ground Transportation - 1.4%
Avis Budget Group Inc	162,700	13,504,100
Bird Global Inc (b)(c)(d)	72,846	1
Bird Global Inc Stage 1 rights (b)(d)	10,516	0
Bird Global Inc Stage 2 rights (b)(d)	10,516	0
Bird Global Inc Stage 3 rights (b)(d)	10,516	0
Lyft Inc Class A (b)	18,156,863	235,494,513
Uber Technologies Inc (b)	9,653,471	695,532,586
		944,531,200
Industrial Conglomerates - 0.0%
3M Co	226,900	29,149,843
Machinery - 0.0%
Chart Industries Inc (b)	67,500	8,148,600
Passenger Airlines - 0.2%
Delta Air Lines Inc	964,300	55,177,246
United Airlines Holdings Inc (b)	1,218,100	95,328,506
		150,505,752
Professional Services - 0.0%
Parsons Corp (b)(e)	87,400	9,453,184
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc	318,118	62,586,535
FTAI Aviation Ltd	1,609,930	216,438,989
Watsco Inc	35,370	16,730,364
		295,755,888
TOTAL INDUSTRIALS		2,933,059,874

Information Technology - 42.3%
Communications Equipment - 0.1%
Arista Networks Inc (b)	170,678	65,956,806
Ciena Corp (b)	735,239	46,695,029
		112,651,835
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	1,116,000	74,794,320
Coherent Corp (b)	434,773	40,190,416
Corning Inc	1,594,409	75,877,924
		190,862,660
IT Services - 0.4%
Okta Inc Class A (b)	2,536,962	182,382,198
Snowflake Inc Class A (b)	643,030	73,832,705
X Holdings Corp Class A (b)(c)(d)	196,600	5,530,358
		261,745,261
Semiconductors & Semiconductor Equipment - 20.6%
Advanced Micro Devices Inc (b)	1,584,084	228,218,982
Astera Labs Inc (b)	3,217,140	225,714,542
Broadcom Inc	3,499,860	594,171,232
Enphase Energy Inc (b)	241,960	20,092,358
First Solar Inc (b)	343,677	66,838,303
GlobalFoundries Inc (b)	5,178,647	189,020,616
Impinj Inc (b)	281,621	53,505,174
Lam Research Corp	537,660	39,975,021
Marvell Technology Inc	26,401,610	2,115,032,977
Micron Technology Inc	393,002	39,162,649
Monolithic Power Systems Inc	369,568	280,612,982
NVIDIA Corp	73,725,645	9,787,816,631
ON Semiconductor Corp (b)	4,502,743	317,398,354
Teradyne Inc	734,146	77,973,647
		14,035,533,468
Software - 9.5%
Applied Intuition Inc Class A (c)(d)	33,762	2,015,591
AppLovin Corp Class A (b)(e)	2,590,180	438,750,590
Atom Tickets LLC (b)(c)(d)	1,204,239	11
Coreweave Inc Class A (d)	148,061	125,423,954
Datadog Inc Class A (b)	640,386	80,330,020
DocuSign Inc (b)	57,200	3,968,536
Figma Inc Class A (c)(d)	253,830	6,175,684
HubSpot Inc (b)	266,429	147,812,145
Klaviyo Inc Class A (b)(e)	223,100	8,484,493
Life360 Inc (b)	422,656	18,119,263
Microsoft Corp	12,326,576	5,008,904,158
OpenAI Global LLC rights (b)(c)(d)	29,421,124	29,421,124
Oracle Corp	941,843	158,078,929
Servicenow Inc (b)	302,077	281,834,820
Stripe Inc Class B (b)(c)(d)	173,600	4,775,736
Synopsys Inc (b)	80,450	41,319,925
Tanium Inc Class B (b)(c)(d)	554,900	4,860,924
Zoom Video Communications Inc Class A (b)	1,009,998	75,487,251
Zscaler Inc (b)	50,200	9,075,658
		6,444,838,812
Technology Hardware, Storage & Peripherals - 11.4%
Apple Inc	33,640,045	7,599,622,566
Dell Technologies Inc Class C	475,057	58,731,297
Western Digital Corp (b)	1,264,967	82,614,995
		7,740,968,858
TOTAL INFORMATION TECHNOLOGY		28,786,600,894

Materials - 0.7%
Chemicals - 0.1%
Linde PLC	65,261	29,768,805
Sherwin-Williams Co/The	147,586	52,949,429
Westlake Corp	70,400	9,288,576
		92,006,810
Construction Materials - 0.2%
CRH PLC	293,566	28,015,003
Eagle Materials Inc	154,574	44,124,694
Martin Marietta Materials Inc	53,290	31,565,799
Vulcan Materials Co	143,177	39,220,476
		142,925,972
Containers & Packaging - 0.1%
AptarGroup Inc	64,400	10,813,404
Crown Holdings Inc	155,400	14,537,670
Smurfit WestRock PLC	627,200	32,300,800
		57,651,874
Metals & Mining - 0.3%
ATI Inc (b)	626,629	33,029,614
Carpenter Technology Corp	882,119	131,876,791
		164,906,405
TOTAL MATERIALS		457,491,061

Real Estate - 0.4%
Health Care REITs - 0.3%
Welltower Inc	1,385,147	186,828,627
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	980,755	58,933,568
TOTAL REAL ESTATE		245,762,195

TOTAL UNITED STATES		63,048,046,243
TOTAL COMMON STOCKS (Cost $27,596,099,836)		66,979,617,449

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	2,432,800	4,561,500
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	647,200	1,213,500
Neutron Holdings Inc 7.5% 10/29/2026 (c)(d)(j)	22,339,522	24,687,406

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $25,419,522)		30,462,406

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	293,038	73,016,278
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	170,267	31,251,986
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (c)(d)	199,367	11,070,850
Meesho (c)(d)	33,209	1,844,095
Meesho Series E1 (c)(d)	39,951	2,218,479
Meesho Series F (b)(c)(d)	577,413	32,623,835
		47,757,259
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	23,689	8,817,756
Pine Labs Pvt Ltd Series A (b)(c)(d)	5,920	2,203,602
Pine Labs Pvt Ltd Series B (b)(c)(d)	6,440	2,397,161
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	5,209	1,938,946
Pine Labs Pvt Ltd Series C (b)(c)(d)	9,690	3,606,909
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	2,041	759,721
Pine Labs Pvt Ltd Series D (b)(c)(d)	2,183	812,578
		20,536,673
TOTAL INDIA		68,293,932
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	1,192,000	7,557,280
Xsight Labs Ltd Series D1 (c)(d)	436,098	3,889,994

TOTAL ISRAEL		11,447,274
UNITED STATES - 1.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	50,654,200	2,198,392
Neutron Holdings Inc Series 1D (b)(c)(d)	85,315,542	3,702,695
Rad Power Bikes Inc Series A (b)(c)(d)	120,997	30,249
Rad Power Bikes Inc Series C (b)(c)(d)	476,111	314,233
Rad Power Bikes Inc Series D (b)(c)(d)	867,000	962,370
Waymo LLC (c)(d)	149,427	11,656,801
Waymo LLC Series A2 (b)(c)(d)	81,316	5,186,334
		24,051,074
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	6,100	1,452,288
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	166,200	6,254,106
GoBrands Inc Series H (b)(c)(d)	104,029	5,008,996
		11,263,102
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	1,091,300	11
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	2,570,575	2,596,281
JUUL Labs Inc Series D (b)(c)(d)	13,822	13,960
JUUL Labs Inc Series E (b)(c)(d)	14,959	15,109
		2,625,350
TOTAL CONSUMER STAPLES		13,888,463

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	363,100	4,676,728
Tenstorrent Holdings Inc Series C1 (c)(d)	150,460	11,180,683
Tenstorrent Holdings Inc Series D1 (c)(d)	102,500	8,087,250
Tenstorrent Holdings Inc Series D2 (c)(d)	47,443	3,607,091
		27,551,752
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(c)(d)	3,301	719,651
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	5,347	1,095,547
		1,815,198
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	170,685	6,783,022
Blink Health LLC Series D (c)(d)	38,410	1,526,413
		8,309,435
TOTAL HEALTH CARE		10,124,633

Industrials - 0.5%
Aerospace & Defense - 0.5%
ABL Space Systems Co Series B (b)(c)(d)	270,130	159,377
ABL Space Systems Co Series B2 (b)(c)(d)	141,569	82,109
ABL Space Systems Co Series C1 (c)(d)	41,250	407,963
Anduril Industries Inc (c)(d)	544,932	12,756,858
Relativity Space Inc Series E (b)(c)(d)	2,480,614	14,536,398
Space Exploration Technologies Corp Series G (b)(c)(d)	98,074	114,668,122
Space Exploration Technologies Corp Series H (b)(c)(d)	25,767	30,126,776
Space Exploration Technologies Corp Series J (b)(c)(d)	5,376	6,285,619
Space Exploration Technologies Corp Series N (b)(c)(d)	79,406	92,841,495
		271,864,717
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (c)(d)	281,500	11,808,925
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	101,010	11,562,615
Beta Technologies Inc Series C, 6% (c)(d)	25,529	2,922,304
		14,484,919
TOTAL INDUSTRIALS		298,158,561

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(c)(d)	771,513	4,798,811
Enevate Corp Series E (b)(c)(d)	12,084,432	7,250,659
Frore Systems Inc Series C (c)(d)	366,694	5,933,109
Menlo Microsystems Inc Series C (b)(c)(d)	4,680,700	3,276,490
		21,259,069
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	709,497	6,094,579
Yanka Industries Inc Series F (b)(c)(d)	508,854	3,042,947
		9,137,526
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	391,847	7,053,246
Retym Inc Series C (b)(c)(d)	810,037	6,998,720
SiMa Technologies Inc Series B (b)(c)(d)	2,821,200	18,366,012
SiMa Technologies Inc Series B1 (b)(c)(d)	188,978	1,426,784
		33,844,762
Software - 0.5%
Algolia Inc Series D (b)(c)(d)	276,495	5,278,290
Anthropic PBC Series D (c)(d)	393,051	13,925,797
Applied Intuition Inc Series A2 (c)(d)	43,948	2,623,696
Applied Intuition Inc Series B2 (c)(d)	21,192	1,265,162
Coreweave Inc Series C (c)(d)	9,498	9,347,647
Databricks Inc Series G (b)(c)(d)	437,958	35,899,417
Databricks Inc Series H (b)(c)(d)	273,924	22,453,550
Databricks Inc Series I (b)(c)(d)	6,675	547,150
Dataminr Inc Series D, 8% (b)(c)(d)	277,250	3,626,430
Lyte Ai Inc (c)(d)	692,307	8,757,684
MOLOCO Inc Series A (b)(c)(d)	103,822	5,748,624
Mountain Digital Inc Series D (b)(c)(d)	524,265	7,517,960
Runway AI Inc (c)(d)	54,013	5,856,089
Skyryse Inc Series B (b)(c)(d)	560,000	12,308,800
Stripe Inc Series H (b)(c)(d)	73,100	2,010,981
Stripe Inc Series I (b)(c)(d)	1,129,819	31,081,321
xAI Corp Series B (c)(d)	3,688,585	75,062,705
		243,311,303
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc (c)(d)	363,511	29,164,669
Lightmatter Inc Series C1 (b)(c)(d)	372,617	24,112,046
Lightmatter Inc Series C2 (c)(d)	58,528	3,859,922
		57,136,637
TOTAL INFORMATION TECHNOLOGY		364,689,297

Materials - 0.2%
Metals & Mining - 0.2%
Diamond Foundry Inc Series C (b)(c)(d)	2,271,329	62,688,680
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	341,408	11,399,614
Redwood Materials Series D (b)(c)(d)	97,832	3,266,610
		14,666,224
TOTAL UNITED STATES		817,270,972
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $922,059,521)		1,001,280,442

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $9,830,736)	29,758	6,750,900

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	980,651	1,373,173
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(k)	628,405	549,079
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	2,868,893	2,952,729
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (c)(d)	1,324,031	1,359,780
TOTAL INFORMATION TECHNOLOGY		4,861,588

TOTAL UNITED STATES		6,234,761
TOTAL PREFERRED SECURITIES (Cost $5,801,980)		6,234,761

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.87	28,807,263	28,813,024
Fidelity Securities Lending Cash Central Fund (l)(m)	4.87	179,033,118	179,051,022
TOTAL MONEY MARKET FUNDS (Cost $207,864,046)			207,864,046

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $28,767,075,641)	68,232,210,004
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(206,620,573)
NET ASSETS - 100.0%	68,025,589,431

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,698,897,307 or 2.3% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $12,329,015 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,986,835 or 0.0% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $33,887,757 or 0.0% of net assets.

(i)	Affiliated company
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series B	3/24/21	12,165,467

ABL Space Systems Co Series B2	10/22/21	9,626,140

ABL Space Systems Co Series C1	12/14/23	1,348,925

ABL Space Systems Co warrants 12/14/2030	12/14/23	0

AgBiome LLC Series C	6/29/18	6,911,967

Akeana Series C	1/23/24	4,633,446

Algolia Inc Series D	7/23/21	8,086,110

Alif Semiconductor Series C	3/08/22	7,953,922

Anduril Industries Inc	8/07/24	11,844,969

Ant International Co Ltd Class C	5/16/18	12,251,284

Anthropic PBC Series D	5/31/24	11,793,299

Applied Intuition Inc Class A	7/02/24	2,015,419

Applied Intuition Inc Series A2	7/02/24	2,623,471

Applied Intuition Inc Series B2	7/02/24	1,265,054

Atom Tickets LLC	8/15/17	7,301,521

Beta Technologies Inc Series A	4/09/21	7,401,003

Beta Technologies Inc Series C, 6%	10/24/24	2,922,305

Bird Global Inc	5/11/21	18,211,290

Blink Health LLC Class A1	12/30/20 - 6/17/24	1,806,910

Blink Health LLC Series C	11/07/19 - 7/14/21	6,516,071

Blink Health LLC Series D	6/17/24 - 6/25/24	1,613,220

Bolt Technology OU Series E	1/03/22	44,234,771

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	32,109,399

Castle Creek Biosciences Inc Series A4	9/29/16	9,830,736

Castle Creek Biosciences Inc Series B	10/09/18	1,359,517

Castle Creek Biosciences Inc Series D2	6/28/21	916,700

Cellink Corp Series D	1/20/22	16,065,910

Coreweave Inc Series C	5/17/24	7,399,417

Databricks Inc Series G	2/01/21	25,893,230

Databricks Inc Series H	8/31/21	20,129,068

Databricks Inc Series I	9/14/23	490,613

Dataminr Inc Series D, 8%	3/06/15	3,534,938

Diamond Foundry Inc Series C	3/15/21	54,511,896

Discord Inc Series I	9/15/21	3,358,809

Enevate Corp 6%	11/02/23	628,405

Enevate Corp Series E	1/29/21	13,397,828

Epic Games Inc	7/30/20	3,525,325

Fanatics Inc Class A	8/13/20 - 10/24/22	78,989,836

Figma Inc Class A	5/15/24	5,887,079

Frore Systems Inc Series C	5/10/24	5,892,919

GoBrands Inc Series G	3/02/21	41,503,015

GoBrands Inc Series H	7/22/21	40,414,287

Gupshup Inc	6/08/21	16,222,791

JUUL Labs Inc Class A	12/20/17 - 2/23/24	30,079,410

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15 - 7/06/18	0

JUUL Labs Inc Series D	6/25/18 - 7/06/18	0

JUUL Labs Inc Series E	12/20/17	320,665

Lenskart Solutions Pvt Ltd	4/30/24	29,540,064

Lightmatter Inc	10/11/24	29,164,669

Lightmatter Inc Series C1	5/19/23	6,132,083

Lightmatter Inc Series C2	12/18/23	1,521,833

Lyte Ai Inc	8/13/24	8,782,676

Meesho	7/15/24	11,164,552

Meesho	7/15/24	1,859,704

Meesho Series E1	4/18/24	2,237,256

Meesho Series F	9/21/21 - 7/15/24	43,634,380

Menlo Microsystems Inc Series C	2/09/22	6,204,268

MOLOCO Inc Series A	6/26/23	6,229,320

Mountain Digital Inc Series D	11/05/21	12,039,903

Multiplan Corp warrants	10/08/20	0

Neutron Holdings Inc	2/04/21	71,531

Neutron Holdings Inc 4% 5/22/2027	6/04/20	2,432,800

Neutron Holdings Inc 4% 6/12/2027	6/12/20	647,200

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 4/29/24	22,339,522

Neutron Holdings Inc Series 1C	7/03/18	9,261,614

Neutron Holdings Inc Series 1D	1/25/19	20,689,019

OpenAI Global LLC rights	9/30/24	29,421,124

Pine Labs Pvt Ltd	6/30/21	3,695,788

Pine Labs Pvt Ltd Series 1	6/30/21	8,832,681

Pine Labs Pvt Ltd Series A	6/30/21	2,207,331

Pine Labs Pvt Ltd Series B	6/30/21	2,401,218

Pine Labs Pvt Ltd Series B2	6/30/21	1,942,228

Pine Labs Pvt Ltd Series C	6/30/21	3,613,013

Pine Labs Pvt Ltd Series C1	6/30/21	761,007

Pine Labs Pvt Ltd Series D	6/30/21	813,953

Rad Power Bikes Inc	1/21/21	4,476,962

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	980,651

Rad Power Bikes Inc Series A	1/21/21	583,670

Rad Power Bikes Inc Series C	1/21/21	2,296,683

Rad Power Bikes Inc Series D	9/17/21	8,309,155

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	1

Rapyd Financial Network 2016 Ltd	3/30/21	14,999,992

Redwood Materials Series C	5/28/21	16,183,924

Redwood Materials Series D	6/02/23	4,670,095

Relativity Space Inc Series E	5/27/21	56,645,069

Retym Inc Series C	5/17/23 - 6/20/23	6,303,546

Runway AI Inc	9/06/24	5,855,969

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 10/05/24	2,868,893

SiMa Technologies Inc Series B	5/10/21	14,465,421

SiMa Technologies Inc Series B1	4/25/22	1,340,024

Skyryse Inc 0% 2/5/2027	8/13/24	1,324,031

Skyryse Inc Series B	10/21/21	13,820,783

Space Exploration Technologies Corp	10/16/15 - 8/30/24	60,262,733

Space Exploration Technologies Corp Class C	9/11/17 - 7/01/24	5,518,633

Space Exploration Technologies Corp Series G	1/20/15 - 9/07/23	8,180,646

Space Exploration Technologies Corp Series H	8/04/17	3,478,545

Space Exploration Technologies Corp Series J	9/07/23	4,354,560

Space Exploration Technologies Corp Series N	8/04/20	21,439,620

Stripe Inc Class B	5/18/21	6,966,287

Stripe Inc Series H	3/15/21	2,933,138

Stripe Inc Series I	3/20/23 - 5/12/23	22,747,934

Tanium Inc Class B	4/21/17	2,754,690

Tenstorrent Holdings Inc Series C1	4/23/21	8,945,545

Tenstorrent Holdings Inc Series D1	7/16/24	8,079,711

Tenstorrent Holdings Inc Series D2	7/17/24	3,604,719

Tory Burch LLC Class A	5/14/15	20,738,400

Veterinary Emergency Group	9/16/21 - 3/17/22	21,677,277

Waymo LLC	10/18/24	11,685,386

Waymo LLC Series A2	5/08/20	6,982,377

X Holdings Corp Class A	10/25/22	19,660,000

xAI Corp Series B	5/13/24	44,152,362

Xsight Labs Ltd Series D	2/16/21	9,531,232

Xsight Labs Ltd Series D1	1/11/24	3,487,040

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Yanka Industries Inc Series F	4/08/21	16,220,637

Zipline International Inc Series G	6/07/24	11,807,883

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Hyundai Motor India Ltd	2024-11-18

Hyundai Motor India Ltd	2025-01-17

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	34,919,537	679,581,153	685,687,666	275,091	-	-	28,813,024	0.1%
Fidelity Securities Lending Cash Central Fund	200,820,844	490,385,577	512,155,399	82,685	-	-	179,051,022	0.7%
Total	235,740,381	1,169,966,730	1,197,843,065	357,776	-	-	207,864,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
RH	296,338,476	2,227,173	-	-	-	28,727,520	327,293,169
Real Good Food Co LLC /The Class B	13	-	-	-	-	-	13
Real Good Food Co LLC /The Class B unit	643,657	-	-	-	-	(227,047)	416,610
Warby Parker Inc Class A	88,773,876	-	26,136,957	-	(49,872,511)	48,576,960	-
Total	385,756,022	2,227,173	26,136,957	-	(49,872,511)	77,077,433	327,709,792

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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